Deferred grants	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred grants
17.	Deferred grants

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

At January 1	337,889	353,647	52,861
Received during the year	50,095	282,388	42,210
Released to consolidated statement of profit or loss	(34,337)	(28,427)	(4,249)

At December 31	353,647	607,608	90,822

Current (Note 26)	22,270	22,082	3,301
Non-current	331,377	585,526	87,521

	353,647	607,608	90,822

The government grant that have been received was to support and fund Yuchai’s production facilities, research and development activities for new engines.